Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, Authorized	100,000,000	100,000,000
Ordinary shares, shares issued	8,104,180	7,999,216
Ordinary shares, shares outstanding	7,983,465	7,878,501
Treasury shares	120,715	120,715